Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
On February 9, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain expenses on behalf of the Company in consideration of 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On February 18, 2021, the Company issued 1,437,500 Class B ordinary shares in connection with a share capitalization, resulting in an aggregate of 8,625,000 Founder Shares outstanding. The Sponsor agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. On July 27, 2021, the underwriters purchased the Units subject to the over-allotment option in full, and as a result, 1,125,000 Founder Shares were no longer subject to possible forfeiture.

In exchange for the Anchor Investors’ participation in the Initial Public Offering as described in Note
3
, the Sponsor sold a total of
1,650,000
Founder Shares to the Anchor Investors. The Company determined that the fair value of these Founder Shares was approximately $
11.1
 million (or $
6.73
per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these Founder Shares, over the price paid by the Anchor Investors, as a cost of the Initial Public Offering.
The holders of the Founder Shares, including the Anchor Investors, agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until one year after the completion of a Business Combination or earlier if, subsequent to the Business Combination, (x) the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company completed the sale of 6,333,333 Private Placement Warrants in a Private Placement, at a price of $1.50 per Private Placement Warrant, to TortoiseEcofin Borrower, generating proceeds of $9.5 million. Concurrently with the consummation of the Over-Allotment on July 27, 2021, TortoiseEcofin Borrower purchased 600,000 additional Private Placement Warrants, generating proceeds of $900,000. Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from
TortoiseEcofin Borrower
all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private Placement Warrants held by TortoiseEcofin Borrower.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by TortoiseEcofin Borrower or its permitted transferees.
HCGP, TortoiseEcofin Borrower, the Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of a Business Combination (see Note 8).

Related Party Loans
On February 3, 2021, the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the consummation of the Initial Public Offering. The Company borrowed approximately $195,000 under the Note and repaid the Note in full on July 22, 2021 and borrowings thereunder are no longer available.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business
Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no
proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1.5
 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $
1.50
per warrant. The warrants would be identical to the Private Placement Warrants.
On February 1, 2023, the Company issued a nonconvertible unsecured promissory note (the “February 2023 Note”) in the principal amount of $500,000 to TortoiseEcofin Borrower. The February 2023 Note is not convertible into equity securities, does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the February 2023 Note will not be repaid and all amounts owed under it will be forgiven.
On February 1, 2023, March 9, 2023 and May 9, 2023, the Company borrowed $100,000, $50,000 and $185,000, respectively, under the February 2023 Note. As of March 31, 2024 and December 31, 2023, the Company had $335,000 outstanding under Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans have not been determined and no written agreements exist with respect to such loans.
On July 19, 2023, the Company issued the HCGP Note in the principal amount of up to $1,000,000 to HCGP. The HCGP Note was issued in connection with advances HCGP may make in the future to the Company for working capital expenses. The HCGP Note bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective. At the election of HCGP, all or a portion of the unpaid principal amount of the HCGP Note may be converted into warrants that are identical to the Private Placement Warrants (the “Conversion Warrants”) at a price of $1.50 per warrant. The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the HCGP Note. On August 7, 2023 and August 18, 2023, the Company borrowed $100,000 and $280,000, respectively, under the HCGP Note. As of March 31, 2024, the Company had $380,000 outstanding under the HCGP Note which is recorded as convertible note – related party on the condensed consolidated balance sheets.
Due to Related Party
On July 31, 2023, the Board agreed to pay a quarterly salary of $25,000 to each independent director, and an additional $5,000 to the chair of the audit committee, for services rendered prior to or in connection with the completion of the Business Combination. Effective January 1, 2024, the Board agreed to terminate this arrangement. For the three months ended March 31, 2024, the Company did not incur any expenses for services rendered by the independent directors. For the year ended December 31, 2023, the Company expensed $133,333 for services rendered by the independent directors. At March 31, 2024 and December 31, 2023, the Company had accrued approximately $80,000 and $133,333, respectively, in compensation expense to the independent directors which are included in due to related party on the condensed consolidated balance sheets.
Administrative Support Agreement
On July 19, 2021, the Company entered into an administrative support agreement (the “Administrative Support Agreement”) with Tortoise Capital Advisors, pursuant to which, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange through the earlier of consummation of a Business

Combination and the date of the Company’s liquidation, the Company agreed to pay Tortoise Capital Advisors $10,000 per month for office space, utilities and secretarial and administrative support made available to the Company. For the three months ended March 31, 2024 and 2023, the Company incurred
$30,000
for such expenses, included as general and administrative expenses—related party on the accompanying unaudited condensed consolidated financial statements of operations. On July 19, 2023, HCGP assumed Tortoise Capital Advisors’ rights and obligations under the Administrative Support Agreement.
In addition, the Sponsor, the Company’s executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, the Company’s executive officers or directors, or the Company’s or their affiliates. Any such payments prior to a Business Combination will be made using funds held outside the Trust Account. During the three months ended March 31, 2024 and 2023, the Company incurred approximately $0 and $11,000, respectively, of such expenses. There were no outstanding payables as of March 31, 2024 and December 31, 2023.

NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
On February 9, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain expenses on behalf of the Company in consideration of 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). On February 18, 2021, the Company issued 1,437,500 Class B ordinary shares in connection with a share capitalization, resulting in an aggregate of 8,625,000 Founder Shares outstanding. The Sponsor agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. On July 27, 2021, the underwriters purchased the
Units subject to the over-allotment option in full, and as a result, 1,125,000 Founder Shares were no longer subject to possible forfeiture.
In exchange for the Anchor Investors’ participation in the Initial Public Offering as described in Note 3, the Sponsor sold a total of
1,650,000
Founder Shares to the Anchor Investors. The Company determined that the fair value of these Founder Shares was approximately $
11.1
 million (or $
6.73
per share) using a Monte Carlo simulation. The Company recognized the excess fair value of these Founder Shares, over the price paid by the Anchor Investors, as a cost of the Initial Public Offering.
The holders of the Founder Shares, including the Anchor Investors, agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until one year after the completion of a Business Combination or earlier if, subsequent to the Business Combination, (x) the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company completed the sale of 6,333,333 Private Placement Warrants in a Private Placement, at a price of $1.50 per Private Placement Warrant, to TortoiseEcofin Borrower, generating proceeds of $9.5 million. Concurrently with the consummation of the Over-Allotment on July 27, 2021, TortoiseEcofin Borrower purchased 600,000 additional Private Placement Warrants, generating proceeds of $900,000. Pursuant to that certain securities purchase agreement, dated as of July 19, 2023, HCGP acquired from TortoiseEcofin
Borrower
all of its limited liability company interests in the Sponsor, as well as 5,893,333 Private Placement Warrants held by TortoiseEcofin Borrower.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by TortoiseEcofin Borrower or its permitted transferees.
HCGP, TortoiseEcofin Borrower, the Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of a Business Combination (see Note 8).
Related Party Loans
On February 3, 2021, the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the consummation of the Initial Public Offering. The Company borrowed approximately $195,000 under the Note and repaid the Note in full on July 22, 2021 and borrowings thereunder are no longer available.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business
Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed within the Combination Period, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1.5
 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $
1.50
per warrant. The warrants would be identical to the Private Placement Warrants.
On February 1, 2023, the Company issued a nonconvertible unsecured promissory note (the “February 2023 Note”) in the principal amount of $500,000 to TortoiseEcofin Borrower. The February 2023 Note is not convertible into equity securities, does not bear interest and is repayable in full upon consummation of a Business Combination. If the Company does not complete a Business Combination, the February 2023 Note will not be repaid and all amounts owed under it will be forgiven.
On February 1, 2023, March 9, 2023 and May 9, 2023, the Company borrowed $100,000, $50,000 and $185,000, respectively, under the February 2023 Note. As of December 31, 2023 and 2022, the Company had $335,000 and $0, respectively, outstanding under Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans have not been determined and no written agreements exist with respect to such loans.
On July 19, 2023, the Company issued the HCGP Note in the principal amount of up to $1,000,000 to HCGP. The HCGP Note was issued in connection with advances HCGP may make in the future to the Company for working capital expenses. The HCGP Note bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective. At the election of HCGP, all or a portion of the unpaid principal amount of the HCGP Note may be converted into warrants that are identical to the Private Placement Warrants (the “Conversion Warrants”) at a price of $1.50 per warrant. The Conversion Warrants and their underlying securities are entitled to the registration rights set forth in the HCGP Note. On August 7, 2023 and August 18, 2023, the Company borrowed $100,000 and $280,000, respectively, under the HCGP Note. As of December 31, 2023, the Company had $380,000 outstanding under the HCGP Note which is recorded as convertible note – related party on the consolidated balance sheets.
Due to Related Party
On July 31, 2023, the Board agreed to pay a quarterly salary of $25,000 to each independent director, and an additional $5,000 to the chair of the audit committee, for services rendered prior to or in connection with the completion of the Business Combination. For the year ended December 31, 2023, the Company expensed $133,333 for services rendered by the independent directors. At December 31, 2023 and 2022, the Company had accrued approximately $133,333 and $0, respectively, in compensation expense to the independent directors which are included in due to related party on the consolidated balance sheets.
Administrative Support Agreement
On July 19, 2021, the Company entered into an administrative support agreement (the “Administrative Support Agreement”) with Tortoise Capital Advisors, pursuant to which, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange through the earlier of consummation of a Business Combination and the date of the Company’s liquidation, the Company agreed to pay Tortoise Capital Advisors $10,000 per month for office space, utilities and secretarial and administrative support made available to the Company. As of December 31, 2023 and 2022, the Company had $50,000 and $0 amounts payable for such services, respectively. On July 19, 2023, HCGP assumed Tortoise Capital Advisors’ rights and obligations under the Administrative Support Agreement. For the year ended December 31, 2023 and 2022, the Company incurred
$120,000, for such expenses, included as general and administrative expenses—related party on the accompanying consolidated financial statements of operations.

In
addition, the Sponsor, the Company’s executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, the Company’s executive officers or directors, or the Company’s or their affiliates. Any such payments prior to a Business Combination will be made using funds held outside the Trust Account. During the year ended December 31, 2023, the Company incurred approximately
$21,000 of such expenses. During the year ended December 31, 2022, the Company incurred approximately $71,000 of such expenses. Approximately $0 and $1,000 was payable and recorded as accounts payable in the consolidated balance sheets as of December 31, 2023 and 2022, respectivel
y
.

One Energy Enterprises Inc [Member]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS
The Company had a financing arrangement with OEE Buyer, LLC, a related party that is an entity owned by the majority member of the Company, as well as with other related parties including a Board Member and a Stockholder. See Note 7,
Financing Arrangements
, for additional information on the transactions.
In 2023, the Company received a $
3,000,000 deposit from a related party to purchase the investment tax credits that the Company could qualify for upon completion of construction and placement into service of OEE XXXIV LLC and OEE XXXVI LLC, both Consolidated Project Companies. The projects are still under construction and are expected to be completed by the end of 2024. As the project is still under construction, it does not yet qualify for the ITC. The Company has recorded the cash received as deposits held for $
3,000,000 on the accompanying
condensed
consolidated balance sheet
s
as of March 31, 2024, and December 31, 2023.
In 2023 a Company Board Member agreed to serve as the Interim Chief Financial Officer of the Company and was compensated on a cash basis as an at-will
employee. The compensation was deferred until the completion of the de-SPAC
transaction and or another similar liquidity event.
Four of the SPAC Sponsor Loans discussed in Note 13,
Fair Value of Financial Instruments Measured on a Recurring Basis,
were with related parties. The liability had an initial fair value of $546,750.

15.	RELATED PARTY TRANSACTIONS
The Company had a financing arrangement with OEE Buyer, LLC, a related party that is an entity owned by the majority member of the Company, as well as with other related parties including a Board Member and a Stockholder. See Note 8,
Financing Arrangements
, for additional information on the transactions.

In August

2022, the Inflation Reduction Act (“IRA”) was signed into law introducing transferability provisions which allow eligible taxpayers to elect to transfer and sell the Business Energy Investment Tax Credit (“ITC”) for capital investments in renewable energy projects to an unrelated entity. The ITC is a one-time
credit based on the dollar amount of the investment and is earned when the equipment is placed into service and is subject to meeting other eligibility requirements detailed under the IRA. In light of the new regulations, the Company received a $
2,000,000
deposit from a related party in December 2022 to purchase the investment tax credit (“ITC”) that the Company could qualify for upon completion of construction and placing the wind turbines into service for OEE XXXIII LLC, a Consolidated Project Company. The project was completed in December 2023, and the full ITC earned by the project was sold at a discount to the related party for $
2,000,000
.
In 2023, the Company received a $3,000,000 deposit from a related party to purchase the investment tax credits that the Company could qualify for upon completion of construction and placement into service of OEE XXXIV LLC and OEE XXXVI LLC, both Consolidated Project Companies. The projects are still under construction and are expected to be completed by the end of 2024. As the project is still under construction, it does not yet qualify for the ITC. The Company has recorded the cash received as deposits held for $3,000,000 and $2,000,000 on the accompanying consolidated balance sheet as of December 31, 2023
,
and 2022, respectively.
In 2023 a Company Board Member agreed to serve as the Interim Chief Financial Officer of the Company and was compensated on a cash basis as an at-will
employee. The compensation was deferred until the completion of the de-SPAC
transaction and or another similar liquidity event.
One of the SPAC Sponsor Loans discussed in Note 14,
Fair Value of Financial Instruments Measured on a Recurring Basis,
was with a related party. The liability had an initial fair value of $363,600.